Results related to derecognition of financial liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Results related to derecognition of financial liabilities
Schedule of results related to derecognition of financial liabilities

	Nine month period
	ended September 30,
	2023	2022
	€1,000	€1,000

Gain on waivers of Amylon convertible loans	1,866	1,144
Loss on extinguishment of Pontifax and Kreos convertible loans	—	(4,016)
	1,866	(2,872)